Stockholders’ Deficit (Details)																			1 Months Ended					3 Months Ended					8 Months Ended	9 Months Ended		11 Months Ended	12 Months Ended
	Jul. 18, 2025 USD ($) $ / shares shares	Jul. 11, 2025 shares	Jun. 25, 2025 USD ($) shares	Jun. 05, 2025 USD ($) shares	Apr. 22, 2025 USD ($) shares	Mar. 27, 2025 USD ($)	Mar. 10, 2025 USD ($) shares	Feb. 05, 2025 USD ($) $ / shares shares	Nov. 11, 2024 shares	Nov. 08, 2024 USD ($) $ / shares	Sep. 30, 2024 USD ($) $ / shares shares	Sep. 25, 2024 USD ($)	Apr. 30, 2024 shares	Apr. 01, 2024 USD ($) shares	Feb. 29, 2024 USD ($) shares	Feb. 23, 2024 USD ($) $ / shares	Feb. 14, 2024 USD ($) $ / shares shares	Nov. 14, 2019 $ / shares shares	Jan. 31, 2025 USD ($)	Sep. 30, 2024 USD ($) $ / shares shares	May 31, 2024 USD ($) shares	Feb. 29, 2024 shares	Feb. 13, 2024 USD ($)	Sep. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2025 USD ($) $ / shares shares	Mar. 31, 2025 USD ($) shares	Sep. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2024 USD ($) shares	Sep. 30, 2024 USD ($) $ / shares shares	Sep. 30, 2025 USD ($) $ / shares shares	Sep. 30, 2024 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Sep. 15, 2025 $ / shares	Apr. 21, 2025 USD ($) shares	Feb. 28, 2025 shares
Stockholders’ Deficit [Line Items]
Weighted average price percentage																	90.00%
Premium percentage																														50.00%		50.00%
Redemption premium percentage																														25.00%
Number of warrants to purchase shares | shares																								159,724						159,724
Accrued penalty payable (in Dollars)																												$ 55,000
Rights penalty amounting (in Dollars)						$ 645,693																						568,400				$ 55,000	$ 55,000
Forgiveness shortall in exercise price of warrant (in Dollars)						$ 600,000
Exercise price amount (in Dollars)																																$ 700,000	$ 700,000
Converted shares | shares																								625						625		5,554	5,554
Premium for penalties due																														25.00%		25.00%
Deemed dividend (in Dollars)																								$ 0						$ 10.37
Price per share (in Dollars per share) | $ / shares											$ 9,340,120									$ 9,340,120							$ 9,340,120		$ 9,340,120		$ 9,340,120
Inducement expense (in Dollars)																														156,250
Aggregate owed shares of common stock																																692.00%	692.00%
Percentage of premium share due																																25.00%	25.00%
Reduced additional paid-in capital (in Dollars)																																	$ 85,500
Shares of common stock | shares		12,500,000
Premium payment (in Dollars)																														127,144
Inducement expense (in Dollars)																									$ 707,300					$ 863,550
Floor price (in Dollars per share) | $ / shares																														$ 1
Trading days																														5 days
Purchase of shares common stock (in Dollars)																	$ 20,600,000
Number of shares | shares																								200
Purchase of shares | shares									10,423				1,000
Gross proceeds (in Dollars)																														$ 3,600,000
Net proceeds (in Dollars)																									$ 124,131					933,345
Subscription receivable (in Dollars)																														4,200,000
Deferred offering costs (in Dollars)																					$ 500,000			$ 500,000						500,000		$ 500,000	$ 500,000
Write off of deferred offering costs (in Dollars)																								$ 500,000						$ 500,000
Pre-funded warrants | shares																																4,596	4,596
Issued in connection with the exercise | shares																									10,550
Exercise price per share (in Dollars per share) | $ / shares																								$ 707.39						$ 707.39
Warrant term																								4 years 1 month 20 days						4 years 1 month 20 days
Gross proceeds percentage								3.00%
Out-of-pocket expenses (in Dollars)								$ 85,000
Non-accountable expenses (in Dollars)								25,000
Reimburse amount (in Dollars)								$ 15,000
Conversion price value (in Dollars)																																$ 20,000
Aggregate cash proceeds (in Dollars)															$ 10,000,000
Warrants exercise amount (in Dollars)																												$ 600,000
Deemed dividend (in Dollars)																														$ 84,083		$ 276,839
Aggregate of common shares | shares																																692
Decrease additional paid-in capital (in Dollars)																																$ 85,500	$ 85,500
Deemed dividend - common stock liability (in Dollars)																								85,500						85,500		85,500	$ 85,500
Deducting fees and expenses (in Dollars)																							(897,133)	$ (4,362,579)			$ (4,402,238)		(13,205,412)	$ (14,036,901)		$ (15,300,903)		(7,675,049)
February 2024 PIPE Common Warrants [Member]
Stockholders’ Deficit [Line Items]
Number of warrants to purchase shares | shares															306							306
September 2024 PIPE Common Warrants [Member]
Stockholders’ Deficit [Line Items]
Subscription receivable (in Dollars)																			$ 716,694
Warrant [Member]
Stockholders’ Deficit [Line Items]
Number of warrants to purchase shares | shares								127,551
Price per share (in Dollars per share) | $ / shares								$ 39.2
Pre-funded warrants | shares								112,551																10,787						10,787							127,551
Exercise price per share (in Dollars per share) | $ / shares																								$ 1,000						$ 1,000		$ 1,000	$ 1,000
Warrant term																								5 years						5 years
Purchase shares (in Dollars)																																$ 800
Common Stock [Member]
Stockholders’ Deficit [Line Items]
Conversion price (in Dollars per share) | $ / shares																								$ 20,000						$ 20,000
Premium percentage																														25.00%
Number of warrants to purchase shares | shares																										15,000
Deemed dividend (in Dollars)																														$ 14,871,551
Price per share (in Dollars per share) | $ / shares																								19.18						$ 19.18
Deemed dividend common stock liability (in Dollars)																																85,500	$ 85,500
Conversion price per share (in Dollars per share) | $ / shares																														$ 1.76
Shares of common stock | shares								15,000
Sold shares | shares								15,000
Shares remained | shares																														292
Issued shares | shares								127,551
Net proceeds (in Dollars)								$ 4,200,000
Deemed dividend (in Dollars)																																$ 2,419,750
Common stock par value (in Dollars per share) | $ / shares																								0.0001						$ 0.0001
Common Stock [Member] | Warrant [Member]
Stockholders’ Deficit [Line Items]
Exercise price per share (in Dollars per share) | $ / shares																								39.2						39.2
Common Stock [Member] | Pre-Funded Warrants [Member]
Stockholders’ Deficit [Line Items]
Number of warrants to purchase shares | shares																										91,214
Preferred Stock [Member]
Stockholders’ Deficit [Line Items]
Price per share (in Dollars per share) | $ / shares																								$ 6.87						6.87
Price per share (in Dollars per share) | $ / shares																														$ 6,649,828
Shares remained | shares																														2,208
Securities Purchase Agreement [Member]
Stockholders’ Deficit [Line Items]
Issued shares | shares																										106,214
Net proceeds (in Dollars)								4,200,000
Offering costs (in Dollars)								$ 839,004
Securities Purchase Agreement [Member] | Common Stock [Member]
Stockholders’ Deficit [Line Items]
Sold shares | shares																										127,551
Private Placement [Member]
Stockholders’ Deficit [Line Items]
Aggregate cash proceeds (in Dollars)															$ 10,000,000
Successor Series C Convertible Preferred Stock [Member]
Stockholders’ Deficit [Line Items]
Weighted average price percentage																														80.00%		80.00%
Preferred Warrants [Member]
Stockholders’ Deficit [Line Items]
Number of warrants to purchase shares | shares															2,500							2,500
Series C Preferred Stock [Member]
Stockholders’ Deficit [Line Items]
Price per share (in Dollars per share) | $ / shares																																$ 448	$ 448
Conversion Price Debt [Member]
Stockholders’ Deficit [Line Items]
Lowest volume weighted average price																								80.00%						80.00%
Conversion Stock[Member]
Stockholders’ Deficit [Line Items]
Conversion ratio																	0.01757
Successor [Member]
Stockholders’ Deficit [Line Items]
Number of warrants to purchase shares | shares															306							306										13,818	13,818
Deemed dividend (in Dollars)																																$ 85,500
Cash redemption (in Dollars)																										$ 395,000
Gross cash proceeds (in Dollars)																													4,139,190	$ 3,704,123
Gross proceeds (in Dollars)																														588,000
Net proceeds (in Dollars)																														434,428
Common stock value (in Dollars)
Write off of deferred offering costs (in Dollars)																														500,000
Exercise price per share (in Dollars per share) | $ / shares																																$ 8,192.2	$ 8,192.2
Warrant term																																3 years 7 months 6 days	3 years 7 months 6 days
Conversion price value (in Dollars)
Deemed dividend - common stock liability (in Dollars)																																$ 85,500	$ 85,500
Common stock shares authorized | shares																																45,350,000	45,350,000
Common stock par value (in Dollars per share) | $ / shares																																$ 0.0001	$ 0.0001
Purchase shares (in Dollars)																														$ 3,685,027
Successor [Member] | September 2024 PIPE Common Warrants [Member]
Stockholders’ Deficit [Line Items]
Exercise price per share (in Dollars per share) | $ / shares																																196	$ 196
Predecessor [Member]
Stockholders’ Deficit [Line Items]
Number of warrants to purchase shares | shares																		426,839
Deemed dividend (in Dollars)
Gross cash proceeds (in Dollars)
Gross proceeds (in Dollars)
Issued shares | shares																																		292
Write off of deferred offering costs (in Dollars)
Warrant term																		5 years
Deemed dividend - common stock liability (in Dollars)
Common stock shares authorized | shares																																		45,350,000
Common stock par value (in Dollars per share) | $ / shares																																		$ 0.0001
Purchase shares (in Dollars)
Predecessor [Member] | Common Stock [Member]
Stockholders’ Deficit [Line Items]
Shares remained | shares																																	292
Common stock par value (in Dollars per share) | $ / shares																																$ 0.0001	$ 0.0001
Predecessor [Member] | Preferred Stock [Member]
Stockholders’ Deficit [Line Items]
Shares remained | shares																																	2,208
Investor [Member]
Stockholders’ Deficit [Line Items]
Redemption amount (in Dollars)							$ 395,000
PBAX [Member]
Stockholders’ Deficit [Line Items]
Conversion price value (in Dollars)																																$ 627,154
Arena ELOC [Member]
Stockholders’ Deficit [Line Items]
Shares of common stock | shares																																173
Selling price per share (in Dollars per share) | $ / shares																$ 500
Weighted average price																90.00%
Purchase of common stock (in Dollars)																$ 25,000,000
September 2024 PIPE Common Warrants [Member]
Stockholders’ Deficit [Line Items]
Number of warrants to purchase shares | shares											4,088									4,088							4,088		4,088		4,088
Aggregate cash proceeds (in Dollars)												$ 1,250,000
Net proceeds (in Dollars)											$ 4.1
Aggregate cash proceeds (in Dollars)											1,250,000
Deducting fees and expenses (in Dollars)											$ 716,694
Keystone Purchase Agreement [Member]
Stockholders’ Deficit [Line Items]
Weighted average price percentage																	90.00%
Purchase of shares | shares																	12,500
Issued shares | shares																	932
Purchase shares (in Dollars)																	$ 12,500
Keystone ELOC [Member]
Stockholders’ Deficit [Line Items]
Weighted average price percentage										90.00%
Shares of common stock | shares																					173							807	992			932
Sold shares | shares																										14,531		10,244
Gross proceeds (in Dollars)																										$ 1,227,241						$ 4,900,000
Selling price per share (in Dollars per share) | $ / shares										$ 20							$ 2,000
Issued shares | shares																	932
Proceeds (in Dollars)																												$ 3,600,000
Received waiver per share (in Dollars)																												2,000
Common stock value (in Dollars)										$ 20,600,000
Keystone ELOC [Member] | VWAP [Member]
Stockholders’ Deficit [Line Items]
Selling price per share (in Dollars per share) | $ / shares																	$ 2,000
July 2025 Keystone Purchase Agreement [Member]
Stockholders’ Deficit [Line Items]
Sold shares | shares																									75,064
Gross proceeds (in Dollars)																									$ 481,971
July 2025 Keystone Purchase Agreement [Member] | Common Stock [Member]
Stockholders’ Deficit [Line Items]
Sold shares | shares																								253,682
July 2025 Keystone Purchase Agreement [Member]
Stockholders’ Deficit [Line Items]
Gross proceeds (in Dollars)
July 2025 Keystone Purchase Agreement [Member] | Common Stock [Member]
Stockholders’ Deficit [Line Items]
Gross proceeds (in Dollars)																								$ 1,278,217
Arena ELOC [Member]
Stockholders’ Deficit [Line Items]
Selling price per share (in Dollars per share) | $ / shares																$ 500
Common stock value (in Dollars)																$ 25,000,000
Weighted average price																90.00%
Arena ELOC [Member] | Common Stock [Member]
Stockholders’ Deficit [Line Items]
Sold shares | shares								127,551
JonesTrading Institutional Services [Member]
Stockholders’ Deficit [Line Items]
Gross proceeds percentage								6.00%
Conversion Price Floor [Member]
Stockholders’ Deficit [Line Items]
Conversion price (in Dollars per share) | $ / shares																																$ 2,000	$ 2,000
Weighted average price percentage																	20.00%															80.00%
Equity Line of Credit [Member]
Stockholders’ Deficit [Line Items]
Sold shares | shares																																22,675
Maximum [Member]
Stockholders’ Deficit [Line Items]
Conversion price (in Dollars per share) | $ / shares																								$ 39.2	$ 5					$ 39.2
Conversion ratio																									5
Trading days																														30 days		30 days
Minimum [Member]
Stockholders’ Deficit [Line Items]
Conversion price (in Dollars per share) | $ / shares																								$ 1.76	$ 1.76					$ 1.76
Conversion ratio																									1.76
Trading days																														20 days		20 days
Minimum [Member] | Common Stock [Member]
Stockholders’ Deficit [Line Items]
Deemed dividend (in Dollars)																								$ 14,871,551
Series A Preferred Stock [Member]
Stockholders’ Deficit [Line Items]
Designated shares | shares																								12,580						12,580		12,580	12,580
Preferred stock stated value per share (in Dollars per share) | $ / shares																								$ 1,000						$ 1,000
Conversion price (in Dollars per share) | $ / shares																								$ 2,000						$ 2,000		$ 2,000	$ 2,000
Weighted average price percentage																														80.00%		80.00%
Premium percentage																														25.00%		25.00%
Redemption premium percentage																														20.00%		20.00%
Number of warrants to purchase shares | shares															2,500							2,500										625	625
Exercise price amount (in Dollars)																																$ 100,000	$ 100,000
Converted shares | shares											7,005									7,005				14,447			7,005		7,005	14,447	7,005	23,675	23,675
Shares issued preferred stock | shares																								1,090						1,090
Price per share (in Dollars per share) | $ / shares																								$ 95						$ 95
Shares of common stock | shares																						10,039
Preferred stock, value (in Dollars)																																$ 1,000	$ 1,000
Floor price (in Dollars per share) | $ / shares																														$ 3.12
Sold shares | shares															10,089
Selling price per share (in Dollars per share) | $ / shares																																$ 142	$ 142
PBAX amount (in Dollars)																																$ 1,555,000
Series A Preferred Stock [Member] | Common Stock [Member]
Stockholders’ Deficit [Line Items]
Converted shares | shares											54,474									54,474							54,474		54,474		54,474
Deemed dividend (in Dollars)																														$ 118,250
Price per share (in Dollars per share) | $ / shares																								$ 19.18						$ 19.18
Series A Preferred Stock [Member] | Preferred Stock [Member]
Stockholders’ Deficit [Line Items]
Converted shares | shares																								3,977						3,977
Shares issued preferred stock | shares																								7						7
Series A Preferred Stock [Member] | Private Placement [Member]
Stockholders’ Deficit [Line Items]
Preferred stock, shares issued | shares															10,039							10,039
Series A Preferred Stock [Member] | Private Placement [Member] | Preferred Stock [Member]
Stockholders’ Deficit [Line Items]
Preferred stock, shares issued | shares															10,089							10,089
Series A Preferred Stock [Member] | Series A Certificate [Member]
Stockholders’ Deficit [Line Items]
Conversion price (in Dollars per share) | $ / shares																								$ 2,000						$ 2,000
Converted shares | shares																								473						473
Series A Preferred Stock [Member] | Promissory Note [Member]
Stockholders’ Deficit [Line Items]
Convertible note (in Dollars)																								$ 1,555,000						$ 1,555,000
Series A Preferred Stock [Member] | Convertible Bridge Notes [Member]
Stockholders’ Deficit [Line Items]
Convertible note (in Dollars)																								$ 627,154						$ 627,154
Series A Preferred Stock [Member] | Successor [Member]
Stockholders’ Deficit [Line Items]
Shares issued preferred stock | shares																																10,023	10,023
Shares remained | shares																																1,894
Series A Preferred Stock [Member] | Successor [Member] | Preferred Stock [Member]
Stockholders’ Deficit [Line Items]
Cash redemption (in Dollars)
Conversion price value (in Dollars)																										$ (921,081)
Series A Preferred Stock [Member] | Predecessor [Member]
Stockholders’ Deficit [Line Items]
Number of warrants to purchase shares | shares																		1,849,638
Exercise price per share (in Dollars per share) | $ / shares																		$ 1.7571
Series A Preferred Stock [Member] | Predecessor [Member] | Warrant [Member]
Stockholders’ Deficit [Line Items]
Shares remained | shares																		2,845,597
Series A Conversion Price Floor [Member]
Stockholders’ Deficit [Line Items]
Conversion price (in Dollars per share) | $ / shares																								$ 2,000						$ 2,000
Weighted average price percentage																														80.00%
Series B Preferred Stock [Member]
Stockholders’ Deficit [Line Items]
Designated shares | shares																								626						626		626	626
Conversion price (in Dollars per share) | $ / shares																								$ 1.76						$ 1.76
Premium percentage																										25.00%				25.00%		25.00%
Redemption premium percentage																																25.00%
Preferred stock, shares issued | shares
Aggregate cash proceeds (in Dollars)														$ 500,000
Accrued penalty payable (in Dollars)											$ 645,693									$ 645,693							$ 645,693	$ 645,693	$ 645,693		$ 645,693
Converted shares | shares											622									622							622		622		622	2,691	2,691
Shares issued preferred stock | shares																								175						175
Deemed dividend (in Dollars)																								$ 482,953						$ 482,953
Price per share (in Dollars per share) | $ / shares																									$ 7.5
Shares of common stock | shares														626
Shares converted | shares																									808,444
Selling price per share (in Dollars per share) | $ / shares																																$ 146	$ 146
Aggregate cash proceeds (in Dollars)														$ 500,000
Deemed dividend (in Dollars)																																$ 88,250
Series B Preferred Stock [Member] | Common Stock [Member]
Stockholders’ Deficit [Line Items]
Converted shares | shares											140									140					42,258	2,500	140		140		140
Shares issued preferred stock | shares																									198	75
Shares of common stock | shares																														70,299
Shares converted | shares																									2,477
Series B Preferred Stock [Member] | Preferred Stock [Member]
Stockholders’ Deficit [Line Items]
Shares issued preferred stock | shares																								175						175
Deemed dividend (in Dollars)																								$ 0						$ 30,250
Price per share (in Dollars per share) | $ / shares																								$ 37.5						$ 37.5
Series B Preferred Stock [Member] | Private Placement [Member]
Stockholders’ Deficit [Line Items]
Shares of preferred stock | shares														626
Series B Preferred Stock [Member] | Successor [Member]
Stockholders’ Deficit [Line Items]
Shares issued preferred stock | shares																																353	353
Shares remained | shares																																273
Series B Preferred Stock [Member] | Successor [Member] | Preferred Stock [Member]
Stockholders’ Deficit [Line Items]
Cash redemption (in Dollars)
Conversion price value (in Dollars)
Series C Preferred Stock [Member]
Stockholders’ Deficit [Line Items]
Designated shares | shares																								2,853						2,853		2,853	2,853
Preferred stock stated value per share (in Dollars per share) | $ / shares																								$ 1,000						$ 1,000		$ 1,000	$ 1,000
Conversion price (in Dollars per share) | $ / shares																								$ 39.2						$ 39.2		$ 39.2	$ 39.2
Premium percentage																														25.00%		25.00%
Redemption premium percentage																														125.00%		125.00%
Converted shares | shares	10,600																							811,932						811,932		24,510	24,510
Shares issued preferred stock | shares							316																	1,429						1,429
Price per share (in Dollars per share) | $ / shares																								$ 39.2						$ 39.2
Preferred stock, value (in Dollars)							$ 267,856
Cash redemption (in Dollars)							$ 127,144
Shares remained | shares																																2,853
Debt Conversion, Converted Instrument, Rate																																25.00%
Earnout shares | shares											2,853									2,853							2,853		2,853		2,853
Common stock par value (in Dollars per share) | $ / shares																																$ 39.6	$ 39.6
Series C Preferred Stock [Member] | Common Stock [Member]
Stockholders’ Deficit [Line Items]
Conversion price (in Dollars per share) | $ / shares																								448						$ 448
Converted shares | shares	53
Deemed dividend (in Dollars)																														$ 3
Series C Preferred Stock [Member] | Preferred Stock [Member]
Stockholders’ Deficit [Line Items]
Conversion price (in Dollars per share) | $ / shares	$ 5
Redemption premium percentage																														25.00%
Deemed dividend (in Dollars)																														$ 5.43
Series C Preferred Stock [Member] | Private Placement [Member]
Stockholders’ Deficit [Line Items]
Shares of preferred stock | shares																				2,853
Series C Preferred Stock [Member] | Successor [Member] | Preferred Stock [Member]
Stockholders’ Deficit [Line Items]
Cash redemption (in Dollars)																										267,856
Conversion price value (in Dollars)
Series C Preferred Stock [Member] | September 2024 PIPE Common Warrants [Member]
Stockholders’ Deficit [Line Items]
Number of warrants to purchase shares | shares											4,088									4,088							4,088		4,088		4,088
Series C Preferred Stock [Member] | Conversion Price Floor [Member]
Stockholders’ Deficit [Line Items]
Weighted average price percentage																																80.00%
Series C Preferred Stock [Member] | Maximum [Member]
Stockholders’ Deficit [Line Items]
Conversion price (in Dollars per share) | $ / shares																									$ 39.2
Series C Preferred Stock [Member] | Minimum [Member]
Stockholders’ Deficit [Line Items]
Conversion price (in Dollars per share) | $ / shares																									$ 5
Series C Conversion Price Floor [Member]
Stockholders’ Deficit [Line Items]
Weighted average price percentage																														80.00%
Series D Preferred Stock [Member]
Stockholders’ Deficit [Line Items]
Preferred stock stated value per share (in Dollars per share) | $ / shares																								1,000						$ 1,000
Conversion price (in Dollars per share) | $ / shares																								$ 15.6						$ 15.6
Redemption premium percentage																														25.00%
Preferred stock, shares issued | shares																																				10,000
Aggregate owed shares of common stock																								250.00%						250.00%
Preferred stock, value (in Dollars)					$ 5,000,000
Authorized and unissued preferred stock | shares					12,500
Market price (in Dollars per share) | $ / shares																														$ 3.12
Sold shares | shares	497		2,315	938	1,000,279																									1,000,279
Purchase of shares common stock (in Dollars)					$ 500,000																									$ 500,000
Fair value consideration (in Dollars)																														(500,000)
Reduction amount of capital (in Dollars)																														$ 4,500,000
Gross cash proceeds (in Dollars)	$ 432,600		$ 1,852,000	$ 750,400
Gross proceeds (in Dollars)	$ 320,801
Number of shares | shares																														9,800
Shares remained | shares																								37,314						1,828,358
Series D Preferred Stock [Member] | Preferred Stock [Member]
Stockholders’ Deficit [Line Items]
Preferred stock, shares issued | shares					1,000,279
Preferred stock, value (in Dollars)					$ 500,000,000,000
Sold shares | shares					6,250
Purchase of shares common stock (in Dollars)					$ 500,000
Series D Preferred Stock [Member] | Successor [Member] | Preferred Stock [Member]
Stockholders’ Deficit [Line Items]
Cash redemption (in Dollars)
Conversion price value (in Dollars)
Series D Preferred Stock [Member] | The "Fourth PIPE Financing" [Member]
Stockholders’ Deficit [Line Items]
Preferred stock, shares issued | shares					6,250
Series D Preferred Stock [Member] | The "Fourth PIPE Financing" [Member] | Preferred Stock [Member]
Stockholders’ Deficit [Line Items]
Preferred stock, shares issued | shares					1,000,279
Series D Preferred Stock [Member] | Maximum [Member]
Stockholders’ Deficit [Line Items]
Conversion price (in Dollars per share) | $ / shares																																			$ 15.6
Sold shares | shares					1,000,279
Series D Preferred Stock [Member] | Minimum [Member]
Stockholders’ Deficit [Line Items]
Conversion price (in Dollars per share) | $ / shares																																			$ 5.36
Private Placement [Member]
Stockholders’ Deficit [Line Items]
Preferred stock, value (in Dollars)																																				$ 8,000,000
Convertible Common Stock [Member]
Stockholders’ Deficit [Line Items]
Premium percentage																																25.00%
Converted shares | shares																																86,194	86,194
Predecessor Preferred Stock Conversion to Successor Common Stock [Member]
Stockholders’ Deficit [Line Items]
Converted shares | shares																																		29,770,105
Capital stock, authorized | shares																																		75,120,105
Common stock shares authorized | shares																																		45,350,000
Predecessor Preferred Stock Conversion to Successor Common Stock [Member] | Conversion Stock[Member]
Stockholders’ Deficit [Line Items]
Conversion ratio																	0.0806
Series Seed Preferred Stock [Member]
Stockholders’ Deficit [Line Items]
Preferred stock, shares issued | shares																	208
Predecessor’s Series Seed Preferred Stock [Member]
Stockholders’ Deficit [Line Items]
Preferred stock, shares issued | shares																	2,000